Notes to Equity and Liabilities of the Balance Sheet	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Notes to Equity and Liabilities of the Balance Sheet
6 Notes to Equity and Liabilities of the Balance Sheet

6.1	ACCOUNTS PAYABLE AND ACCRUALS
Accounts payable and licenses payable were
non-interest-bearing
and, under normal c
i
rcumstances, have payment terms of no more than 30 days.
Accounts payable are listed in the table below.

in 000’ €	12/31/2019	12/31/2018
Trade Accounts Payable	10,655	7,215
Licenses Payable	357	184
Accruals	44,971	36,530
Other Liabilities	1,059	832

Total	57,042	44,761

Accruals mainly included provisions for external laboratory services in the amount of € 24.4 million (December 31, 2018: € 26.2 million), accrued personnel expenses from payments to employees and management in the amount of € 14.0 million (December 31, 2018: € 5.1 million), provisions for outstanding invoices in the amount of € 5.6 million (December 31, 2018: € 2.8 million),
l
egal fees of € 0.3 million (December 31, 2018: € 1.5 million), audit fees and other related costs of € 0.7 million (December 31, 2018: € 0.5 million) and license payments of € 0.1 million (December 31, 2018: € 0.1 million).
At the Company’s Annual General Meeting in May 2019, the PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft (PwC GmbH), Munich, was appointed as the auditor. The Supervisory Board engaged PwC GmbH to audit the financial statements.

In the 2019 financial year, PwC GmbH received total fees from MorphoSys of € 1,191,435, including fees for audit services of € 872,785 and fees for other assurance services in connection with a comfort le
t
ter of € 318,650. PwC GmbH did not provide tax advisory services and other services in 2019.

6.2	TAX PROVISIONS AND OTHER PROVISIONS
As of December 31, 2019, the Group recorded tax provisions and other provisions of € 0.4 million (2018: € 0.4 million).
Tax provisions mainly consisted of income tax expenses and other provisions included primarily expenses for personnel recruitment.
As of December 31, 2019, tax provisions and other provisions were uncertain in their amount and were expected to be utilized in 2020.
The table below shows the development of tax provisions and current and non-current
other provisions in the 2019 financial year.

in 000’ €	01/01/2019	Additions	Utilized	Released	12/31/2019
Tax Provisions	208	0	113	0	95
Other Provisions	184	1,074	714	198	346

Total	392	1,074	827	198	441

6.3	CONTRACT LIABILITIES
Contract liabilities related to transaction prices paid by customers that were allocated to unfulfilled performance obligations as of December 31, 2019. It is expected that current contract liabilities will be realized in the 2020 fi
n
ancial
year
and
non-current
contract liabilities mainly in the 2021 financial year. The changes in this item are set out below.

in 000’ €	2019	2018
Opening Balance before Application of IFRS 15	-	1,695

Application of IFRS 15	-	(1,135)

Opening Balance after Application of IFRS 15	952	560

Prepayments Received in the Fiscal Year	6,070	2,386
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(794)	(306)
Revenues Recognized for Received Prepayments and Services Performed in the Fiscal Year	(4,542)	(1,688)

Closing Balance	1,686	952

thereof short-term	1,571	794
thereof long-term	115	158

6.4	OTHER LIABILITIES
As of December 31, 2018, other liabilities exclusively consisted of the accrued amount related to the rent-free period for the building located at Semmelweisstrasse 7, Planegg, as agr
e
ed in the lease contract. This item was re
l
eased over the contractually agreed minimum rent period.
As of December 31, 2018, the current portion amounting to € 0.1 million of this liability was included in the item accounts payable and accruals.

As of January 1, 2019, both positions were offset against the right-of-use
asset due to the application of IFRS 16. Further information can be found in Notes 2.1.2.

6.5	STOCKHOLDERS’ EQUITY

6.5.1	COMMON STOCK
As of December 31, 2019, the Company’s common stock, including treasury shares, amounted to € 31,957,958, representing an increase of € 118,386 compared to the level of € 31,839,572 as of December 31, 2018. Each share of common stock grants one vote. Common stock increased by € 118,386 or 118,386 shares as a result of the exercise of 118,386 convertible bonds granted to the Management Board and former employees. The weighted-average exercise price of the exercised convertible bonds was € 31.88.

6.5.2	AUTHORIZED CAPITAL
Compared to December 31, 2018, the number of authorized ordinary shares increased from 14,684,291 to 14,843,488. At the Annual General Meeting on May 22, 2019, new Authorized Capital
2019-I
in the amount of € 159,197 was created. Under the Authorized Capital
2019-I,
the Management Board was authorized, with the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions by a total of up to €159,197 by issuing up to 159,197 new no-par-value
bearer shares until and including the date of April 30, 2024.
Pursuant to the Company’s articles of association, the shareholders may authorize the Management Board to increase the share capital with the consent of the Supervisory Board within a period of five years by issuing shares for a specific total amount referred to as authorized capital (Genehmigtes Kapital), which is a concept under German law that enables the company to issue shares without going through the process of obtaining an additional shareholders’ resolution. The aggregate nominal amount of the authorized capital created by the shareholders may not exceed half of the share capital existing at the time of registration of the authorized capital in the commercial register.

6.5.3	CONDITIONAL CAPITAL
The number of ordinary shares of conditional capital compared to December 31, 2018 decreased from 6,459,146 to 6,340,760 shares due to the exercise of 118,386 conversion rights in 2019. The reduction in ordinary shares of conditional capital through the exercise of 118,386 conversion rights was recorded in the commercial register in January 2020.
The shareholders may resolve to amend or create conditional capital (Bedingtes Kapital). However, they may do so only to issue conversion or subscription rights to holders of convertible bonds, in preparation for a merger with another company or to issue subscription rights to employees and members of the Management Board of the Company or of an affiliated company by way of a consent or authorization resolution. According to German law, the aggregate nominal amount of the conditional capital created at the shareholders’ meeting may not exceed half of the share capital existing at the time of the shareholders’ meeting adopting such resolution. The aggregate nominal amount of the conditional capital created for the purpose of granting subscription rights to employees and members of the management of our Company or of an affiliated company may not exceed 10% of the share capital existing at the time of the shareholders’ meeting adopting such resolution.

6.5.4	TREASURY STOCK
In the years 2019 and 2018, the Group did not repurchase any of its own shares. The composition and development of this line item are listed in the following table.

	Number of Shares	Value
As of 12/31/2010	79,896	9,774
Purchase in 2011	84,019	1,747,067
As of 12/31/2011	163,915	1,756,841
Purchase in 2012	91,500	1,837,552
As of 12/31/2012	255,415	3,594,393
Purchase in 2013	84,475	2,823,625
As of 12/31/2013	339,890	6,418,018
Purchase in 2014	111,000	7,833,944
As of 12/31/2014	450,890	14,251,962
Purchase in 2015	88,670	5,392,931
Transfer in 2015	(104,890)	(3,816,947)
As of 12/31/2015	434,670	15,827,946
Purchase in 2016	52,295	2,181,963
Transfer in 2016	(90,955)	(3,361,697)
As of 12/31/2016	396,010	14,648,212
Transfer in 2017	(76,332)	(2,821,231)
As of 12/31/2017	319,678	11,826,981
Transfer in 2018	(38,642)	(1,428,208)
As of 12/31/2018	281,036	10,398,773
Transfer in 2019	(55,236)	(2,041,523)
As of 12/31/2019	225,800	8,357,250
As of December 31, 2019, the Company held 225,800 shares of treasury stock valued at € 8,357,250, representing a decline of € 2,041,523 compared to December 31, 2018 (281,036 shares; € 10,398,773). The reason for this decline was the transfer of 52,328 shares of treasury stock to the Management Board and Senior Management Group from the 2015 Long-Term Incentive Plan (LTI Plan) in the amount of € 1,934,043. The vesting period for this LTI program expired on April 1, 2019, and the beneficiaries had or have the option within eight months to receive a total of 52,328 shares.
In addition, 2,908 shares of treasury stock valued at €107,480 were transferred to related parties. As a result, the number of MorphoSys shares owned by the Company as of December 31, 2019, was 225,800 (December 31, 2018: 281,036). The repurchased shares may be used for all of the purposes named in the authorization granted by the Annual General Meeting on May 23, 2014, particularly for existing and future employee stock option programs and/or to finance acquisitions. The shares may also be redeemed.

6.5.5	ADDITIONAL PAID-IN CAPITAL
On December 31, 2019, additional
paid-in
capital amounted to € 628,176,568 (December 31, 2018: € 619,908,453). The total increase of € 8,268,115 resulted mainly from the allocation of personnel expenses resulting from share-based payments in the amount of € 6,654,470, as well as the exercise of convertible bonds in the amount of € 3,655,168. There was an offsetting effect from the reclassification of shares of treasury stock related to the allocation of shares under the 2015 performance-based share plan in the amount of € 1,934,043 and the allocation of shares of treasury stock to related parties in the amount of € 107,480.

6.5.6	REVALUATION RESERVE
Since January 1, 2018, this equity line item is no longer reported due to the adoption of the new standard for financial instruments IFRS 9.

6.5.7	OTHER COMPREHENSIVE INCOME RESERVE
Reporting the line item “other comprehensive income reserve” began as of January 1, 2018. As of December 31, 2019, this reserve contains changes in the fair value of equity instruments recognized directly in equity in the amount of
€ -1,160,160
(December 31, 2018:
€ -127.458)
as well as currency gains from consolidation in the amount of € 75,332 (December 31, 2018: currency losses of
€ -83,432).
The currency gains and losses from consolidation include exchange rate differences from the revaluation of the financial statements of Group companies in foreign currencies and the differences between the exchange rates used in the balance sheet and profit or loss.

6.5.8	ACCUMULATED DEFICIT
The consolidated net loss for the year of € 103,014,058 is reported under “
accumulated
deficit”. As a result, the accumulated deficit increased from € 152,765,728 in the year 2018 to € 255,779,786 in 2019.